10. COMMITMENTS AND CONTINGENCIES (Details Narrative) - Quarterly (093014 Quarterly [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Monthly Salary			$ 1,000
Software Expense	9,000	9,000
Iota Capital Corporation
Shares Issued, Compensation			26,950,000
KeyStone Training
Shares Issued, Compensation			26,950,000
Other Expense [Member]
Monthly Salary			1,000
Computer and Internet
Bonus Compensation			40,000
Llew Watkins
Monthly Salary			$ 3,500
Shares Issued, Compensation			25,000,000